Convertible Note (Details) - USD ($)		12 Months Ended
	Oct. 28, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Convertible Note [Line Items]
Aggregate original principal amount	$ 5,000,000	$ 5,000,000
Percentage of equal common shares	180.00%
Percentage of conversion price	70.00%
Number of trading days	15 days
Percentage of accrues interest	2.75%
Issuance of fair value		3,112,549
Fair value of warrants		7,387,121
Conversion of notes into ordinary shares value		3,648,844
Fair value of notes		536,295
Freestanding Warrant [Member]
Convertible Note [Line Items]
Fair value of warrants		$ 1,887,451
Convertible Note [Member]
Convertible Note [Line Items]
Matures period	11 months
Conversion of notes into ordinary shares (in Shares)		3,508,299
Conversion of notes into ordinary shares value		$ 3,648,844